Annual Total Returns (Vanguard Intermediate-Term Treasury Fund - Investor Shares Retail) (Vanguard Intermediate-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund - Investor Shares)	18 Months Ended
Jul. 31, 2013
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Annual Total Return
2013	(3.09%)
2012	2.67%
2011	9.80%
2010	7.35%
2009	(1.69%)
2008	13.32%
2007	9.98%
2006	3.14%
2005	2.32%
2004	3.40%